Receivables	6 Months Ended
Jun. 30, 2025
Disclosure of acquired receivables [abstract]
Receivables	10. Receivables

	June 30, 2025	December 31, 2024
	€	€
Current tax receivable	2,065,568	2,486,680
VAT receivables	531,640	457,834
	2,597,208	2,944,514